Derivative Warrant Liability (Details) - USD ($)				12 Months Ended
	May 14, 2020	Dec. 31, 2019	Dec. 20, 2019	Dec. 31, 2023	Dec. 31, 2024
Derivative Warrant Liability [Line Items]
Outstanding shares (in Shares)					21,228,900
Warrant liability				$ 314,188
Fair value gain		$ 1,273,740
Derivative warrant liability		$ 15,709,460		314,188
Exercised warrants (in Shares)	100
Gain on revaluation				$ 3,931,592
Warrants [Member]
Derivative Warrant Liability [Line Items]
Outstanding shares (in Shares)			21,229,000
Exercise price (in Dollars per share)			$ 11.5
Warrants expire years			5 years
Warrant liability			$ 16,983,200
Per share (in Dollars per share)		$ 0.74	$ 0.8